Related Party Transactions	3 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 3

Related Party Transactions

The related party advances is due to the President of the Company for funds advanced.  The advances are unsecured, non-interest bearing and has no specific terms for repayment and total $1,400 at September 30, 2013.

Note 3

Related Party Transactions

The related party advances are due to the director and President of the Company for funds advanced.  The advances are unsecured, non-interest bearing and has no specific terms for repayment and totaled $1,400 at December 31, 2013.

The company was charged the following by the President of the Company:

	Three months ended December 31, 2013	Year ended September 30, 2013

Management fees	$ 4,000	$ -